Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2015
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Oil and Gas Producing Activities

(3) Oil and Gas Producing Activities

Set forth below is certain information regarding the aggregate capitalized costs of oil and gas properties and costs incurred by the Company for its oil and gas property acquisition, development and exploration activities:

Capitalized Costs

	As of December 31,
	2014	2015
	(In thousands)
Unproved properties	$201,459	$84,144
Proved properties:
Leasehold costs	1,006,839	982,915
Wells and related equipment and facilities	3,275,249	3,349,307
Accumulated depreciation depletion and amortization	(2,298,450)	(3,389,786)

	$2,185,097	$1,026,580

Costs Incurred

	For the Years Ended December 31,
	2013	2014	2015
	(In thousands)
Property Acquisitions:
Unproved property acquisitions	$130,113	$91,960	$12,972
Proved property acquisitions	6,471	2,400	—
Development costs	341,970	440,848	221,265
Exploration costs	439	52,080	12,265

	$478,993	$587,288	$246,502